Income Tax - Summary of Net Deferred Tax Liability (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Balance as at 31 December	₸ (4,327)	₸ (2,243)	₸ (3,205)
Change in deferred income tax balances recognized in profit or loss	(606)	(2,084)	962
Acquisition of subsidiary	(65,834)
At the end of the period	₸ (70,767)	₸ (4,327)	₸ (2,243)